General and administrative expenses	6 Months Ended
Jun. 30, 2014
General and administrative expenses
12 General and administrative expenses

in	2Q14	1Q14	2Q13	6M14	6M13
General and administrative expenses (CHF million)
Occupancy expenses	305	273	283	578	571
IT, machinery, etc.	347	341	377	688	761
Provisions and losses	1,810	111	273	1,921	443
Travel and entertainment	90	81	92	171	181
Professional services	545	526	455	1,071	902
Amortization and impairment of other intangible assets	5	5	7	10	13
Other	339	353	386	692	734
General and administrative expenses	3,441	1,690	1,873	5,131	3,605